Results related to financial liabilities measured at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Results related to financial liabilities measured at fair value through profit or loss
Schedule of results related to financial liabilities measured at fair value through profit or loss

	2024	2023	2022

	(€ in thousands)
Warrants to Rett Syndrome Research Trust	132	—	—
Warrants from convertible loans	213	953	2,713
	345	953	2,713